Derivative Liability (Tables)	12 Months Ended
Feb. 28, 2018
Fair Value Disclosures [Abstract]
Schedule of Derivative Liabilities At Fair Value

The non-employee share purchase option and warrant liabilities are accounted for at their respective fair values and are summarized as follows:

	2018	2017	2016
Derivative liability, opening balance	$46,352	$59,990	$120,337
Warrants issued during the year	—	—	—
Options issued during the year	—	—	20,970
Change in fair value of options and warrants	(23,328)	(13,638)	(81,317)

Derivative liability, closing balance	$23,024	$46,352	$59,990